AB Active ETFs, Inc.

AB Short Duration Income ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 37.3%
Industrial – 21.1%
Basic – 0.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	U.S.$	200	$187,594
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		9	8,638
Glencore Funding LLC 1.625%, 09/01/2025(a)		32	31,503
5.338%, 04/04/2027(a)		373	378,036

			605,771

Capital Goods – 3.7%
BAE Systems PLC 5.00%, 03/26/2027(a)		374	377,100
Boeing Co. (The) 2.196%, 02/04/2026		426	415,682
Northrop Grumman Corp. 3.20%, 02/01/2027		377	368,589
3.25%, 01/15/2028		86	83,008
Parker-Hannifin Corp. 4.25%, 09/15/2027		397	395,178
Regal Rexnord Corp. 6.05%, 02/15/2026		377	379,986
Republic Services, Inc. 3.95%, 05/15/2028		26	25,600
4.875%, 04/01/2029		348	351,445
RTX Corp. 3.50%, 03/15/2027		158	154,940
5.75%, 11/08/2026		356	362,839
Waste Management, Inc. 4.50%, 03/15/2028		322	323,217
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		444	436,146

			3,673,730

Communications - Media – 0.6%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		83	81,698
10.00%, 02/15/2031(a)		124	121,772
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	118	146,797
Warnermedia Holdings, Inc. 4.054%, 03/15/2029	U.S.$	303	287,877

			638,144

Communications - Telecommunications – 0.6%
T-Mobile USA, Inc. 2.625%, 04/15/2026		228	223,445
3.75%, 04/15/2027		417	410,340

			633,785

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 1.9%
Ford Motor Credit Co. LLC 3.815%, 11/02/2027	U.S.$	219	$209,603
5.303%, 09/06/2029		200	195,686
5.80%, 03/08/2029		383	383,751
General Motors Financial Co., Inc. 1.25%, 01/08/2026		18	17,461
1.50%, 06/10/2026		40	38,375
2.75%, 06/20/2025		411	408,226
5.25%, 03/01/2026		46	46,141
6.05%, 10/10/2025		111	111,737
Hyundai Capital America 1.30%, 01/08/2026(a)		61	59,307
4.55%, 09/26/2029(a)		38	37,486
5.25%, 01/08/2027(a)		25	25,246
5.30%, 03/19/2027(a)		322	325,426

			1,858,445

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(a)		58	55,774
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		42	42,075
5.50%, 08/31/2026(a)		31	31,042

			128,891

Consumer Cyclical - Other – 0.6%
Las Vegas Sands Corp. 3.50%, 08/18/2026		424	414,697
Sands China Ltd. 5.125%, 08/08/2025(b)		200	199,900

			614,597

Consumer Cyclical - Restaurants – 0.8%
McDonald’s Corp. 3.50%, 03/01/2027		364	357,761
Series G 5.00%, 05/17/2029		255	259,350
Starbucks Corp. 4.00%, 11/15/2028		152	149,491
4.75%, 02/15/2026		52	52,107

			818,709

Consumer Non-Cyclical – 4.9%
AbbVie, Inc. 3.20%, 05/14/2026		273	269,279
3.60%, 05/14/2025		154	153,655
Archer-Daniels-Midland Co. 2.50%, 08/11/2026		364	354,510
BAT International Finance PLC 1.668%, 03/25/2026		431	417,773
Cargill, Inc. 4.875%, 10/10/2025(a)		403	403,717

	Principal Amount (000)		U.S. $ Value

CVS Health Corp. 2.875%, 06/01/2026	U.S.$	401	$392,190
3.00%, 08/15/2026		107	104,610
HCA, Inc. 5.25%, 06/15/2026		263	264,057
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		376	369,939
Kraft Heinz Foods Co. 3.00%, 06/01/2026		381	373,700
Molson Coors Beverage Co. 3.00%, 07/15/2026		393	385,175
Philip Morris International, Inc. 2.75%, 02/25/2026		65	63,918
4.375%, 11/01/2027		126	125,592
4.875%, 02/13/2026		131	131,413
4.875%, 02/13/2029		272	274,492
Reynolds American, Inc. 4.45%, 06/12/2025		126	125,739
Royalty Pharma PLC 1.20%, 09/02/2025		426	418,225
Stryker Corp. 1.15%, 06/15/2025		164	162,294
Sysco Corp. 3.30%, 07/15/2026		49	48,182

			4,838,460

Energy – 1.0%
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	27,735
ONEOK, Inc. 5.55%, 11/01/2026		369	374,240
Targa Resources Corp. 5.20%, 07/01/2027		376	379,944
Williams Cos., Inc. (The) 3.75%, 06/15/2027		197	193,208

			975,127

Other Industrial – 0.2%
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		187	191,774

Services – 1.4%
Expedia Group, Inc. 3.80%, 02/15/2028		364	354,820
Mastercard, Inc. 2.95%, 11/21/2026		436	427,345
4.875%, 03/09/2028		39	39,634
PayPal Holdings, Inc. 2.65%, 10/01/2026		128	124,657
S&P Global, Inc. 2.45%, 03/01/2027		433	416,853

			1,363,309

Technology – 4.7%
Alphabet, Inc. 1.998%, 08/15/2026		508	492,531
Analog Devices, Inc. 3.50%, 12/05/2026		398	391,978

	Principal Amount (000)		U.S. $ Value

Apple, Inc. 1.40%, 08/05/2028	U.S.$	126	$114,705
2.45%, 08/04/2026		178	173,867
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		198	190,971
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		488	490,108
Entegris, Inc. 4.75%, 04/15/2029(a)		24	23,182
Fiserv, Inc. 3.20%, 07/01/2026		416	408,412
5.15%, 03/15/2027		131	132,313
Honeywell International, Inc. 2.50%, 11/01/2026		95	92,228
International Business Machines Corp. 1.70%, 05/15/2027		164	154,541
3.30%, 05/15/2026		158	155,731
Oracle Corp. 1.65%, 03/25/2026		166	161,012
2.65%, 07/15/2026		68	66,291
2.80%, 04/01/2027		430	415,105
Salesforce, Inc. 1.50%, 07/15/2028		390	356,035
VMware LLC 1.40%, 08/15/2026		442	421,703
Workday, Inc. 3.50%, 04/01/2027		405	396,698

			4,637,411

			20,978,153

Financial Institutions – 15.2%
Banking – 13.3%
American Express Co. 4.99%, 05/01/2026		185	185,065
6.338%, 10/30/2026		398	402,426
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028		200	205,852
Banco Santander SA 1.722%, 09/14/2027		400	382,268
4.25%, 04/11/2027		400	396,048
Bank of America Corp. 1.319%, 06/19/2026		398	394,008
Bank of New York Mellon Corp. (The) 4.414%, 07/24/2026		24	23,967
Barclays PLC 5.20%, 05/12/2026		111	111,558
6.49%, 09/13/2029		200	210,214
7.325%, 11/02/2026		234	237,905
CaixaBank SA 6.208%, 01/18/2029 (a)		343	355,454
Capital One Financial Corp. 4.20%, 10/29/2025		286	284,756
Citigroup, Inc. 1.122%, 01/28/2027		23	22,277
1.462%, 06/09/2027		249	239,174
3.106%, 04/08/2026		208	207,636
3.52%, 10/27/2028		12	11,639

	Principal Amount (000)		U.S. $ Value

3.887%, 01/10/2028	U.S.$	152	$149,978
Series VAR 3.07%, 02/24/2028		182	176,475
Credit Agricole SA 5.23%, 01/09/2029(a)		275	278,240
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		529	519,335
Goldman Sachs Bank USA/New York NY 5.283%, 03/18/2027		241	242,651
5.414%, 05/21/2027		105	106,137
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		267	258,584
5.798%, 08/10/2026		196	196,921
HSBC Holdings PLC 4.583%, 06/19/2029		214	212,001
5.597%, 05/17/2028		506	514,298
ING Groep NV 1.726%, 04/01/2027		381	369,551
JPMorgan Chase & Co. 1.04%, 02/04/2027		268	259,529
1.045%, 11/19/2026		260	253,495
1.47%, 09/22/2027		72	68,689
Lloyds Banking Group PLC 1.627%, 05/11/2027		395	381,005
5.985%, 08/07/2027		175	177,982
Macquarie Group Ltd. 1.34%, 01/12/2027(a)		432	420,068
Mitsubishi UFJ Financial Group, Inc. 1.538%, 07/20/2027		116	111,376
Morgan Stanley 4.679%, 07/17/2026		401	401,084
5.652%, 04/13/2028		12	12,240
6.138%, 10/16/2026		235	237,280
Series G 4.35%, 09/08/2026		153	152,448
Nationwide Building Society 6.557%, 10/18/2027(a)		210	216,021
NatWest Group PLC 1.642%, 06/14/2027		416	400,329
PNC Financial Services Group, Inc. (The) 5.812%, 06/12/2026		392	393,090
Santander UK Group Holdings PLC 6.833%, 11/21/2026		369	374,159
Societe Generale SA 5.519%, 01/19/2028(a)		443	446,965
Standard Chartered PLC 5.545%, 01/21/2029(a)		236	239,870
Synchrony Financial 3.95%, 12/01/2027		65	63,374
Toronto-Dominion Bank (The) 2.80%, 03/10/2027		365	352,940
Truist Financial Corp. 4.26%, 07/28/2026		407	406,304
5.90%, 10/28/2026		72	72,528
UBS Group AG 4.703%, 08/05/2027(a)		367	367,202

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(a)	U.S.$	404	$389,812
Wells Fargo & Co. 2.188%, 04/30/2026		149	148,403
3.908%, 04/25/2026		140	139,828

			13,180,439

Brokerage – 0.4%
Charles Schwab Corp. (The) 2.00%, 03/20/2028		86	80,010
5.643%, 05/19/2029		313	322,068

			402,078

Finance – 0.0%
Air Lease Corp. 3.375%, 07/01/2025		7	6,967

Insurance – 0.1%
Athene Global Funding 1.985%, 08/19/2028(a)		75	68,151

REITs – 1.4%
American Tower Corp. 4.00%, 06/01/2025		330	329,181
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		406	407,336
Newmark Group, Inc. 7.50%, 01/12/2029		11	11,682
Simon Property Group LP 1.75%, 02/01/2028		347	322,259
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)		371	366,515

			1,436,973

			15,094,608

Utility – 1.0%
Electric – 1.0%
DTE Energy Co. Series F 1.05%, 06/01/2025		84	83,209
Florida Power & Light Co. 4.40%, 05/15/2028		171	171,084
5.05%, 04/01/2028		355	361,805
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		386	377,473
5.05%, 12/30/2026(a)		10	10,039

			1,003,610

Total Corporates - Investment Grade (cost $36,798,145)			37,076,371

GOVERNMENTS - TREASURIES – 31.5%
United States – 31.5%
U.S. Treasury Bonds 4.75%, 02/15/2045		145	148,738

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 3.50%, 09/30/2026	U.S.$	120	$119,025
3.50%, 09/30/2029		560	547,750
4.00%, 01/31/2029		1,445	1,443,871
4.00%, 07/31/2029		2,591	2,588,166
4.125%, 01/31/2027		4,025	4,033,176
4.125%, 02/28/2027		650	651,625
4.125%, 03/31/2029		1,158	1,162,161
4.25%, 02/28/2029		1,190	1,199,669
4.25%, 06/30/2029		3,813	3,845,264
4.25%, 01/31/2030		2,220	2,241,159
4.375%, 07/31/2026		695	698,041
4.375%, 08/31/2028		1,036	1,048,343
4.375%, 11/30/2028		970	981,822
4.375%, 12/31/2029		900	913,359
4.625%, 09/30/2028		3,835	3,911,700
4.625%, 04/30/2029		1,060	1,084,016
4.875%, 04/30/2026		2,327	2,346,998
4.875%, 05/31/2026		1,325	1,337,422
4.875%, 10/31/2028		950	977,312

Total Governments - Treasuries (cost $30,992,033)			31,279,617

ASSET-BACKED SECURITIES – 9.9%
Other ABS - Fixed Rate – 6.0%
Affirm Asset Securitization Trust Series 2023-B, Class 1A 6.82%, 09/15/2028(a)		350	353,509
Series 2023-B, Class A 6.82%, 09/15/2028(a)		150	151,504
Series 2024-X2, Class A 5.22%, 12/17/2029(a)		93	93,367
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)		255	258,844
Series 2025-REV1, Class A 5.12%, 05/15/2034(a)		250	251,292
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		61	60,840
Series 2023-B, Class A 6.92%, 12/17/2036(a)		161	167,429
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		280	282,483
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		103	104,310
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		125	124,811
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		250	262,035

	Principal Amount (000)		U.S. $ Value

Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)	U.S.$	210	$210,873
Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	305,779
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)		500	508,259
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		137	137,420
Pagaya AI Debt Grantor Trust Series 2024-10, Class A 5.183%, 06/15/2032(a)		124	124,529
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(a)		11	10,792
Series 2024-1, Class A 6.66%, 07/15/2031(a)		83	83,881
Series 2024-2, Class A 6.319%, 08/15/2031(a)		89	89,756
Series 2024-3, Class A 6.258%, 10/15/2031(a)		74	74,448
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		22	22,009
Purchasing Power Funding LLC Series 2024-A, Class A 5.89%, 08/15/2028(a)		550	555,225
Regional Management Issuance Trust Series 2024-2, Class A 5.11%, 12/15/2033(a)		220	222,548
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		250	253,743
Series 2024-B, Class A 5.42%, 11/20/2037(a)		150	152,595
Sotheby’s Artfi Master Trust Series 2024-1A, Class A1 6.43%, 12/22/2031(a)		550	557,663
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(a)		31	30,868
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		31	31,501
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		39	39,204
Series 2023-3, Class A 6.90%, 10/20/2033(a)		63	64,013
Series 2024-1, Class A 5.33%, 11/20/2034(a)		116	115,986

	Principal Amount (000)		U.S. $ Value

Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	U.S.$	322	$327,510

			6,029,026

Autos - Fixed Rate – 2.6%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)		65	65,677
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		113	113,359
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		86	87,424
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	156,105
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		83	84,586
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		107	109,223
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		98	100,423
Lendbuzz Securitization Trust 2024 Series A2, Class 24-1A 6.19%, 08/15/2029(a)		175	176,626
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)		48	48,688
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		344	347,970
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)		295	297,472
Series 2023-4A, Class A 7.54%, 03/25/2032(a)		363	367,569
Series 2024-3A, Class A 5.281%, 03/25/2033(a)		431	431,941
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		76	77,265
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027(a)		88	88,655

			2,552,983

Credit Cards - Fixed Rate – 0.8%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		325	328,884

	Principal Amount (000)		U.S. $ Value

Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)	U.S.$	250	$253,004
Mission Lane Credit Card Master Trust Series 2023-A, Class A 7.23%, 07/17/2028(a)		200	200,817

			782,705

Other ABS - Floating Rate – 0.5%
Capital Street Master Trust Series 2024-1, Class A 5.689% (CME Term SOFR + 1.35%), 10/16/2028(a) (c)		62	62,098
Pagaya AI Debt Series 2024-S1, Class ABC 7.281%, 09/15/2031(a) (d)		198	201,257
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 4.939%, 07/15/2032(a)		250	250,119

			513,474

Total Asset-Backed Securities (cost $9,761,883)			9,878,188

CORPORATES - NON-INVESTMENT GRADE – 6.3%
Industrial – 5.7%
Basic – 0.4%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		38	39,665
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (e)		9	5,314
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		55	55,849
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		125	118,574
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	101	109,963
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	27	27,236

			356,601

Capital Goods – 0.4%
Ball Corp. 6.00%, 06/15/2029		97	98,630
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		89	88,074
Esab Corp. 6.25%, 04/15/2029(a)		26	26,442
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		19	19,700

	Principal Amount (000)		U.S. $ Value

LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)	U.S.$	147	$144,376
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		47	47,640
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		22	22,973

			447,835

Communications - Media – 0.5%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	185,893
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	23,769
DISH DBS Corp. 5.25%, 12/01/2026(a)		67	63,010
5.75%, 12/01/2028(a)		32	28,354
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		26	25,513
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		91	81,516
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		85	73,842

			481,897

Consumer Cyclical - Automotive – 0.3%
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(a)		13	13,309
Tenneco, Inc. 8.00%, 11/17/2028(a)		79	78,505
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)		160	157,862

			249,676

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 5.75%, 03/01/2027(a)		22	22,055
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	28,082
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,841
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		263	257,751

			321,729

Consumer Cyclical - Other – 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	85,799
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		97	94,746

	Principal Amount (000)		U.S. $ Value

Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	100	$109,374
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	214	215,705
6.125%, 04/01/2032(a)		77	78,132
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		9	8,204
5.00%, 06/01/2029(a)		45	42,905
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		36	35,963
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,723
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		64	64,655
Thor Industries, Inc. 4.00%, 10/15/2029(a)		128	118,117
Travel & Leisure Co. 6.625%, 07/31/2026(a)		20	20,270

			884,593

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,296
4.375%, 01/15/2028(a)		35	33,843

			50,139

Consumer Non-Cyclical – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		40	37,013
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		57	59,669
Elanco Animal Health, Inc. 6.65%, 08/28/2028(b)		82	83,840
Embecta Corp. 5.00%, 02/15/2030(a)		29	26,715
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		203	218,304
Medline Borrower LP 3.875%, 04/01/2029(a)		26	24,358
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		5	3,717
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (e)		43	26,388
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (e)		8	7,001
Newell Brands, Inc. 5.70%, 04/01/2026(b)		17	16,988
6.375%, 09/15/2027		15	15,171

	Principal Amount (000)		U.S. $ Value

Post Holdings, Inc. 6.25%, 02/15/2032(a)	U.S.$	26	$26,223

			545,387

Energy – 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		73	75,328
Buckeye Partners LP 6.875%, 07/01/2029(a)		58	59,598
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		186	191,862
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		30	29,744
8.375%, 07/01/2028(a)		168	174,942
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		25	25,191
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	73,033
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		141	148,734
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	11,024
NFE Financing LLC 12.00%, 11/15/2029(a)		256	252,306
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		105	106,913
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		25	25,015
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		104	107,353
Venture Global LNG, Inc. 9.50%, 02/01/2029(a)		98	108,196
9.875%, 02/01/2032(a)		99	108,299

			1,497,538

Other Industrial – 0.0%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		12	12,527

Services – 0.3%
ANGI Group LLC 3.875%, 08/15/2028(a)		127	116,522
Garda World Security Corp. 7.75%, 02/15/2028(a)		103	106,131
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		23	21,849
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		32	31,636

	Principal Amount (000)		U.S. $ Value

ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	33	$29,912

			306,050

Technology – 0.2%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		17	17,767
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,783
Virtusa Corp. 7.125%, 12/15/2028(a)		10	9,827
Western Digital Corp. 4.75%, 02/15/2026		163	161,266

			231,643

Transportation - Services – 0.3%
Hertz Corp. (The) 12.625%, 07/15/2029(a)		143	150,686
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	105,016

			255,702

			5,641,317

Financial Institutions – 0.5%
Banking – 0.1%
Synchrony Financial 7.25%, 02/02/2033	U.S.$	80	84,727

Brokerage – 0.1%
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		52	53,731

Finance – 0.1%
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		51	51,785
8.00%, 02/15/2027(a)		12	12,409
8.00%, 06/15/2028(a)		77	81,391
SLM Corp. 3.125%, 11/02/2026		23	22,143
6.50%, 01/31/2030		57	58,633

			226,361

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		61	62,995

REITs – 0.1%
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		76	74,403

			502,217

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
NRG Energy, Inc. 5.75%, 07/15/2029(a)	U.S.$	71	$70,196

Total Corporates - Non-Investment Grade (cost $6,102,701)			6,213,730

COLLATERALIZED LOAN OBLIGATIONS – 5.9%
CLO - Floating Rate – 5.9%
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.543% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(a) (c)		250	250,261
Apidos CLO XXX Series XXXA, Class A1AR 5.373% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a) (c)		152	152,609
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.57% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(a) (c)		250	250,130
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.523% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a) (c)		100	100,150
Series 2019-2A, Class AR2 5.433% (CME Term SOFR 3 Month + 1.13%), 10/17/2032(a) (c)		231	231,683
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R 5.543% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(a) (c)		215	215,370
Series 2021-4A, Class A1R 5.493% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(a) (c)		350	349,984
Carbone CLO Ltd. Series 2017-1A, Class A1 5.695% (CME Term SOFR 3 Month + 1.40%), 01/20/2031(a) (c)		454	455,275
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.552% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a) (c)		250	250,248
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.443% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a) (c)		450	451,665
KKR CLO 21 Ltd. Series 21, Class A 5.564% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (c)		185	184,886

	Principal Amount (000)		U.S. $ Value

Palmer Square CLO Ltd. Series 2021-3A, Class D 7.514% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a) (c)	U.S.$	250	$251,452
PPM CLO 5 Ltd. Series 2021-5A, Class A 5.755% (CME Term SOFR 3 Month + 1.46%), 10/18/2034(a) (c)		500	500,881
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.734% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (c)		550	550,409
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.613% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(a) (c)		470	470,141
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.502% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(a) (c)		250	250,156
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 5.795% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(a) (c)		470	470,000
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.412% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (c)		194	194,190
Voya CLO Ltd. Series 2018-1A, Class A1 5.505% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(a) (c)		188	188,045
Series 2018-3A, Class A1R2 5.502% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a) (c)		135	135,402

Total Collateralized Loan Obligations (cost $5,882,943)			5,902,937

MORTGAGE PASS-THROUGHS – 4.8%
Agency Fixed Rate 30-Year – 4.8%
Federal Home Loan Mortgage Corp. Series 2024 5.50%, 11/01/2054		962	963,598
Federal National Mortgage Association Series 2024 5.50%, 10/01/2054		963	964,946
6.00%, 06/01/2054		941	956,722
6.00%, 08/01/2054		937	952,470
6.00%, 09/01/2054		941	956,522

Total Mortgage Pass-Throughs (cost $4,719,354)			4,794,258

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Non-Agency Fixed Rate CMBS – 1.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	100	$99,783
BANK Series 2020-BN28, Class XA 1.759%, 03/15/2063(f)		2,012	155,389
Series 2020-BN29, Class XA 1.311%, 11/15/2053(f)		957	56,197
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.309%, 05/15/2052(f)		937	40,510
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.443%, 02/15/2050(f)		1,184	25,004
CD Mortgage Trust Series 2016-CD1, Class XA 1.346%, 08/10/2049(f)		1,422	13,756
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.565%, 05/10/2058(f)		67	677
Series 2017-C8, Class XA 1.469%, 06/15/2050(f)		263	6,470
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		165	162,117
Series 2017-P7, Class XA 1.075%, 04/14/2050(f)		779	12,933
Commercial Mortgage Trust Series 2014-CR16, Class D 4.794%, 04/10/2047(a)		100	82,651
Series 2016-DC2, Class XA 0.907%, 02/10/2049(f)		2,242	9,429
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.875%, 07/10/2046(a)		100	69,520
Series 2016-GS3, Class XA 1.183%, 10/10/2049(f)		1,236	14,919
Series 2017-GS5, Class XA 0.823%, 03/10/2050(f)		1,392	17,840
Series 2017-GS7, Class XA 1.074%, 08/10/2050(f)		3,224	62,629
Series 2019-GC39, Class XA 1.087%, 05/10/2052(f)		3,578	140,258
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.567%, 12/15/2047(a)		100	56,374
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	99,689

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.09%, 08/15/2046(a)	U.S.$	75	$56,964
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.477%, 06/15/2050(f)		897	21,618
Series 2017-C2, Class XA 1.059%, 08/15/2050(f)		1,905	37,918
Series 2018-C14, Class XA 0.878%, 12/15/2051(f)		749	20,123
Series 2018-C15, Class XA 0.876%, 12/15/2051(f)		562	15,438
Series 2019-C18, Class XA 0.988%, 12/15/2052(f)		1,221	40,393
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 3.965%, 04/10/2046(a)		69	58,946
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.603%, 10/15/2049(f)		737	13,431
Series 2018-C48, Class XA 0.931%, 01/15/2052(f)		734	20,678
Series 2019-C52, Class XA 1.559%, 08/15/2052(f)		838	44,870
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.995%, 06/15/2044(a)		43	40,859
Series 2011-C4, Class E 4.995%, 06/15/2044(a)		25	22,689

			1,520,072

Non-Agency Floating Rate CMBS – 0.1%
Starwood Retail Property Trust Series 2014-STAR, Class A 7.50% (PRIME 1 Month), 11/15/2027(a) (c)		81	51,510

Total Commercial Mortgage-Backed Securities (cost $1,709,854)			1,571,582

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.852% (CME Term SOFR + 1.50%), 10/25/2041(a) (c)		149	150,326

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C04, Class 1B 14.716% (CME Term SOFR + 10.36%), 01/25/2029(c)	U.S.$	117	$129,607

			279,933

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4913, Class IO 6.00%, 04/15/2041(f)		53	10,128
Federal National Mortgage Association REMICS Series 2012-120, Class CI 3.50%, 12/25/2031(f)		3	1
Series 2016-26, Class IO 5.00%, 05/25/2046(f)		112	16,082
Series 2016-31, Class IO 5.00%, 06/25/2046(f)		151	20,711
Series 2016-64, Class BI 5.00%, 09/25/2046(f)		17	2,170

			49,092

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4372, Class JS 1.647% (5.99% - CME Term SOFR), 08/15/2044(c) (g)		69	7,895
Federal National Mortgage Association REMICS Series 2012-17, Class ES 2.084% (6.44% - CME Term SOFR), 03/25/2041(c) (g)		28	591
Series 2012-17, Class SE 1.484% (5.84% - CME Term SOFR), 03/25/2042(c) (g)		52	5,640
Series 2019-25, Class SA 1.584% (5.94% - CME Term SOFR), 06/25/2049(c) (g)		34	3,691
Series 2019-42, Class SQ 1.584% (5.94% - CME Term SOFR), 08/25/2049(c) (g)		31	3,326

			21,143

Total Collateralized Mortgage Obligations (cost $342,263)			350,168

BANK LOANS – 0.2%
Industrial – 0.2%
Capital Goods – 0.0%
Chariot Buyer LLC 7.674% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(h)		10	9,684

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
DIRECTV Financing LLC 9.802% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(h)	U.S.$	22	$21,616
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.580% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(i)		90	86,834

			108,450

Energy – 0.1%
GIP II Blue Holding LP 8.074% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(h)		42	42,297

Technology – 0.0%
FinThrive Software Intermediate Holdings, Inc. 8.435% (CME Term SOFR 1 Month + 4.00%), 12/15/2028(h)		2	1,714
11.185% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(h)		11	7,700
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(d) (h) (j) (k) (l)		72	543

			9,957

			170,388

Financial Institutions – 0.0%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(h)		29	29,308

Total Bank Loans (cost $274,819)			199,696

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(j) (cost $19,137)		2,218	22,180

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(m) (n) (o) (cost $1,027,980)		1,027,980	1,027,980

U.S. $ Value

Total Investments – 98.9% (cost $97,631,112)(p)	$98,316,707
Other assets less liabilities – 1.1%	1,064,331

Net Assets – 100.0%	$99,381,038

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	32	June 2025	$6,623,000	$28,461
U.S. T-Note 5 Yr (CBT) Futures	72	June 2025	7,771,500	98,437
Sold Contracts
U.S. Long Bond (CBT) Futures	6	June 2025	708,563	(4,625)
U.S. T-Note 10 Yr (CBT) Futures	5	June 2025	555,469	(6,992)

				$115,281

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	103	USD	125	03/13/2025	$(4,224)
State Street Bank & Trust Co.	EUR	488	USD	515	05/09/2025	5,171

						$947

CALL WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
OTC - 10 Year Interest Rate Swap(q)	Bank of America NA	575,000	USD	4.24	March 2025	USD	2,438	$4,614	$(20,785)

PUT WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
OTC - 10 Year Interest Rate Swap(q)	Bank of America NA	575,000	USD	4.24	March 2025	USD	2,438	$4,614	$(1)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)%	Quarterly	0.68%	USD	4,080	$(64,584)	$(63,533)	$(1,051)
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	(1.00)	Quarterly	0.37	USD	930	(27,508)	(22,905)	(4,603)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.09	USD	2,000	173,163	143,302	29,861
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.50	USD	4,080	97,941	84,587	13,354

						$179,012	$141,451	$37,561

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $28,406,413 or 28.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2025.
(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 28, 2025.
(i)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Defaulted.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.

(p)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,153,527 and gross unrealized depreciation of investments was $(325,701), resulting in net unrealized appreciation of $827,826.

(q)	One contract relates to 1 share.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Short Duration Income ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$37,076,371	$—	$37,076,371
Governments - Treasuries	—	31,279,617	—	31,279,617
Asset-Backed Securities	—	9,676,931	201,257	9,878,188
Corporates - Non-Investment Grade	—	6,213,730	—	6,213,730
Collateralized Loan Obligations	—	5,902,937	—	5,902,937
Mortgage Pass-Throughs	—	4,794,258	—	4,794,258
Commercial Mortgage-Backed Securities	—	1,571,582	—	1,571,582
Collateralized Mortgage Obligations	—	350,168	—	350,168
Bank Loans	—	199,153	543	199,696
Common Stocks	22,180	—	—	22,180
Short-Term Investments	1,027,980	—	—	1,027,980

Total Investments in Securities	1,050,160	97,064,747	201,800	98,316,707
Other Financial Instruments(a):
Assets:
Futures	126,898	—	—	126,898
Forward Currency Exchange Contracts	—	5,171	—	5,171
Centrally Cleared Credit Default Swaps	—	271,104	—	271,104
Liabilities:
Futures	(11,617)	—	—	(11,617)
Forward Currency Exchange Contracts	—	(4,224)	—	(4,224)
Call Written Options	—	(20,785)	—	(20,785)
Put Written Options	—	(1)	—	(1)
Centrally Cleared Credit Default Swaps	—	(92,092)	—	(92,092)

Total	$1,165,441	$97,223,920	$201,800	$98,591,161

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$494	$8,084	$7,550	$1,028	$10